Earnings Per Share - Summary of Income Used in Basic and Diluted Earnings Per Share Computation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	$ (220,242,105)	$ (142,521,085)	$ (92,817,371)
(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	638,202,922	442,637,406	351,560,198
Effect of dilution:
Weighted average number of ordinary shares adjusted for the effect of dilution	638,202,922	442,637,406	351,560,198
Loss per share (basic in cents)	$ (0.3451)	$ (0.322)	$ (0.264)
Loss per share (diluted in cents)	$ (0.3451)	$ (0.322)	$ (0.264)